OPTIMUM FUND TRUST

Optimum Small-Mid Cap Value Fund

Optimum Small-Mid Cap Growth Fund
(the "Funds")

Supplement to the Funds' Statement of Additional Information
 dated July 27, 2018

Effective immediately, the following replaces the chart in the section of the Funds' Statement of Additional Information entitled "Portfolio Managers — A. Other Accounts Managed — Optimum Small-Mid Cap Value Fund":

Optimum Small-Mid Cap Value Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Westwood
Tom Lieu
Registered Investment Companies	2	$486.7 million	0	$0
Other Pooled Investment Vehicles	6	$267.0 million	0	$0
Other Accounts	34	$1.9 billion	0	$0
Grant Taber
Registered Investment Companies	2	$486.7 million	0	$0
Other Pooled Investment Vehicles	6	$267.0 million	0	$0
Other Accounts	34	$1.9 billion	0	$0
Prashant Inamdar
Registered Investment Companies	2	$486.7 million	0	$0
Other Pooled Investment Vehicles	4	$148.2 million	0	$0
Other Accounts	33	$1.7 billion	0	$0
Bill Costello
Registered Investment Companies	2	$448.3 million	0	$0
Other Pooled Investment Vehicles	3	$120.6 million	0	$0
Other Accounts	22	$803.4 million	0	$0
LSV
Josef Lakonishok
Registered Investment Companies	35	$20,537 million	0	$0
Other Pooled Investment Vehicles	75	$29,063 million	31	$1,325 million
Other Accounts	455	$69,111 million	45	$10,115 million
Menno Vermeulen
Registered Investment Companies	35	$20,537 million	0	$0
Other Pooled Investment Vehicles	75	$29,063 million	31	$1,325 million
Other Accounts	455	$69,111 million	45	$10,115 million

Puneet Mansharamani
Registered Investment Companies	35	$20,537 million	0	$0
Other Pooled Investment Vehicles	75	$29,063 million	31	$1,325 million
Other Accounts	455	$69,111 million	45	$10,115 million
Greg Sleight
Registered Investment Companies	35	$20,537 million	0	$0
Other Pooled Investment Vehicles	75	$29,063 million	31	$1,325 million
Other Accounts	455	$69,111 million	45	$10,115 million
Guy Lakonishok
Registered Investment Companies	35	$20,537 million	0	$0
Other Pooled Investment Vehicles	75	$29,063 million	31	$1,325 million
Other Accounts	455	$69,111 million	45	$10,115 million

Please keep this Supplement for future reference.

This Supplement is dated September 26, 2018.